Intangible Assets (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Intangible Assets (Details) [Line Items]
Term of contracts	5 years
Expenses amount	$ 562,601	$ 462,594
Term of contracts		5 years
IPO [Member]
Intangible Assets (Details) [Line Items]
Other operating expenses		$ 1,025,195
Expenses amount		$ 562,601